Related Party Transactions - Consolidated Balance Sheet Line Items Which Include Related Party Transactions With Reporting Entity's Largest Shareholder (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from related parties	$ 19,030	$ 5,050
Payable to related parties:
Standby purchaser fee		(71,886)
Rio Tinto [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents	711,468
Due from related parties	7,714	5,050
Payable to related parties:
Management service payments	(7,729)	(100,569)
Cost recoveries	(46,055)	(73,841)
Standby purchaser fee		(71,886)
Interest payable on long-term debt		(13,530)
Interim funding facility (Note 11)		(1,789,787)
New bridge facility (Note 11)		(339,475)
Due from (to) Related Parties	$ 665,398	$ (2,384,038)